Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of the activity related to restricted share units	The following table presents a summary of the activity related to our restricted share units:

	US$ denominated			Canadian $ denominated
	Number of units		Weighted average grant-date fair value	Number of units		Weighted average grant-date fair value
	Non-vested	Vested		Non-vested	Vested
Outstanding, January 1, 2019	2,456,315	—	$5.69	—	145,345	$4.75
Granted	891,863	—	7.27	—	—	—
Vested	(1,162,723)	1,162,723	5.07	—	—	—
Exercised	—	(1,162,723)	5.07	—	(145,345)	4.75
Forfeited	(83,722)	—	5.95	—	—	—
Outstanding, December 31, 2019	2,101,733	—	6.70	—	—	—
Granted	357,966	—	11.11	—	—	—
Vested	(982,395)	982,395	6.51	—	—	—
Exercised	—	(982,395)	6.51	—	—	—
Forfeited	(93,662)	—	7.12	—	—	—
Outstanding, December 31, 2020	1,383,642	—	7.94	—	—	—
Granted(1)	1,383,983	—	27.26	—	—	—
Vested	(805,429)	805,429	7.29	—	—	—
Exercised(2)	—	(805,429)	7.29	—	—	—
Forfeited	(111,389)	—	20.16	—	—	—
Outstanding, December 31, 2021	1,850,807	—	$21.94	—	—	$—
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(1)Comprised of 1,191,919 RSUs and 192,064 PSUs, respectively.
(2)During the year ended December 31, 2021, 32,244 RSUs were exercised and settled with subordinate voting shares issued from treasury, and 773,185 Phantom RSUs and Phantom PSUs were exercised and cash-settled for $26 million based on a weighted average share price on the dates of exercises of $33.24.

	2021			2020			2019
	Phantom TELUS Corporation restricted share units			Phantom TELUS Corporation restricted share units			Phantom TELUS Corporation restricted share units
Years Ended December 31 Canadian $ denominated	Non-vested	Vested	Weighted average grant-date fair value	Non-vested	Vested	Weighted average grant-date fair value	Non-vested	Vested	Weighted average grant-date fair value
Outstanding, beginning of year	156,749	—	$24.17	253,622	—	$23.78	263,128	—	$16.45
Granted(1)	24,757	—	27.58	13,217	—	24.97	94,342	—	21.38
Vested	(85,154)	85,154	23.96	(113,737)	113,737	25.49	(113,062)	113,062	21.25
Dividends	5,023	1,591	27.43	10,156	—	15.42	9,214	—	26.99
Exercised(2)	—	(86,745)	25.22	—	(113,737)	25.49	—	(113,062)	21.25
Forfeited	(23,364)	—	24.72	(6,509)	—	23.59	—	—	—
Outstanding, end of year	78,011	—	$24.20	156,749	—	$24.17	253,622	—	$23.78
(1)Awards granted during the year ended December 31, 2021 were due to exceeding performance targets on vested units.
(2)During the year ended December 31, 2021, Phantom TELUS Corporation RSUs exercised were cash-settled for $2 million, reflecting the share price on the date of exercise of C$27.58.
Summary of the activity related to share option awards
The following table presents a summary of the activity related to our share option awards.

	US $ denominated			Canadian $ denominated
	Number of share option units			Number of share option units
	Non-vested	Vested	Weighted average exercise price	Non-vested	Vested	Weighted average exercise price
Outstanding, January 1, 2019	3,864,307	—	$6.63	—	242,244	$4.75
Granted	612,351	—	8.46	—	—	—
Outstanding, December 31, 2019	4,476,658	—	6.91	—	242,244	4.75
Vested	(3,822,025)	3,822,025	6.21	—	—	—
Exercised	—	(554,602)	6.21	—	—	—
Outstanding, December 31, 2020	654,633	3,267,423	6.94	—	242,244	4.75
Granted	579,949	—	25.00	—	—	—
Vested	(150,397)	150,397	5.78	—	—	—
Exercised[1]	—	(1,321,238)	5.74	—	(242,244)	4.75
Outstanding, December 31, 2021(2)	1,084,185	2,096,582	$10.74	—	—	$—
Exercisable, December 31, 2021	—	2,096,582	$7.45	—	—	$—
(1)During the year ended December 31, 2021, 715,884 Share Options were exercised and settled, net of withholding tax obligations, for 382,367 shares issued from treasury, and 847,598 Phantom Share Options were exercised and cash-settled for $17 million and an additional $5 million that was accrued and payable in January 2022, reflecting the intrinsic value at the date of settlement and a weighted average share price on the dates of exercises of $31.23.
(2)For options outstanding at the end of the period, the exercise prices ranged from $4.87 to $8.95 for 2,600,818 options with a weighted-average remaining contractual life of 5.6 years, and $25.00 for 579,949 options with a weighted-average remaining expected life of 9.2 years.
Weighted average fair value assumptions used in the Black-Scholes valuation for stock options
The weighted average fair value of Share Options granted during the twelve-month period ended December 31, 2021, and the weighted average assumptions used in the fair value estimation at the time of grant, calculated by using the Black-Scholes model, are as follows:

Year Ended December 31	2021
Share option award fair value (per share option)	$5.34
Risk free interest rate	0.73%
Expected lives (years)	6.5
Expected volatility	19.30%
Dividend yield	—